Share-Based Payments - Summary of Performance Rights Granted (Detail) - Share consolidation adjustment [member]		12 Months Ended
		Jun. 30, 2024 shares $ / shares		Jun. 30, 2023 shares $ / shares		Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at end of the end fiscal year Number		1,893,081	[1]	1,339,621		3,100,000
Granted during the fiscal year Number		768,311		1,624,499		339,621
Exercised during the fiscal year Number		(500,000)		(706,173)		(1,200,000)
Lapsed during the fiscal year Number		0		(364,866)		(900,000)
Balance at end of the end fiscal year Number		2,161,392		1,893,081	[1]	1,339,621
Vested and exercisable at end of the fiscal year Number		231,517		0		0
November 16, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 16, 2018
Type of performance right granted						Director rights
Fair value | $ / shares						$ 0.39
Balance at end of the end fiscal year Number				0		250,000
Granted during the fiscal year Number						0
Exercised during the fiscal year Number						(250,000)
Lapsed during the fiscal year Number						0
Balance at end of the end fiscal year Number						0
Vested and exercisable at end of the fiscal year Number						0
November 1, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 1, 2019		November 1, 2019
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.28	[1]	$ 0.28		$ 0.28
Balance at end of the end fiscal year Number		500,000	[1]	1,000,000		1,500,000
Granted during the fiscal year Number		0		0		0
Exercised during the fiscal year Number		(500,000)		(500,000)		(500,000)
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		0		500,000	[1]	1,000,000
Vested and exercisable at end of the fiscal year Number		0		0		0
October 27, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 27, 2020
Type of performance right granted						Director rights
Fair value | $ / shares						$ 0.255
Balance at end of the end fiscal year Number				0		1,350,000
Granted during the fiscal year Number						0
Exercised during the fiscal year Number						(450,000)
Lapsed during the fiscal year Number	[2]					(900,000)
Balance at end of the end fiscal year Number						0
Vested and exercisable at end of the fiscal year Number						0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 23, 2022		November 23, 2022
Type of performance right granted		Director rights		Director rights
Fair value | $ / shares		$ 0.31	[1]	$ 0.31
Balance at end of the end fiscal year Number		1,166,667	[1]	0
Granted during the fiscal year Number		0		1,166,667
Exercised during the fiscal year Number		0		0
Lapsed during the fiscal year Number		0		0
Balance at end of the end fiscal year Number		1,166,667		1,166,667	[1]	0
Vested and exercisable at end of the fiscal year Number		0		0
December 1, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 1, 2021		December 1, 2021
Type of performance right granted		Director rights		Director rights		Director rights
Fair value | $ / shares		$ 0.49	[1]	$ 0.49		$ 0.49
Balance at end of the end fiscal year Number		226,414	[1]	339,621		0
Granted during the fiscal year Number		0		0		339,621
Exercised during the fiscal year Number		0		(113,207)		0
Lapsed during the fiscal year Number		0		0		0
Balance at end of the end fiscal year Number		226,414		226,414	[1]	339,621
Vested and exercisable at end of the fiscal year Number		113,207		0		0
November 23, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				November 23, 2022
Type of performance right granted				Director rights
Fair value | $ / shares				$ 0.31
Balance at end of the end fiscal year Number		0		0
Granted during the fiscal year Number				457,832
Exercised during the fiscal year Number				(92,966)
Lapsed during the fiscal year Number	[2]			(364,866)
Balance at end of the end fiscal year Number				0		0
Vested and exercisable at end of the fiscal year Number				0
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023
Type of performance right granted		Director rights
Fair value | $ / shares	[1]	$ 0.32
Balance at end of the end fiscal year Number	[1]	0
Granted during the fiscal year Number		178,356
Exercised during the fiscal year Number		0
Lapsed during the fiscal year Number		0
Balance at end of the end fiscal year Number		178,356		0	[1]
Vested and exercisable at end of the fiscal year Number		28,356
October 24, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		October 24, 2023
Type of performance right granted		Director rights
Fair value | $ / shares	[1]	$ 0.32
Balance at end of the end fiscal year Number	[1]	0
Granted during the fiscal year Number		589,955
Exercised during the fiscal year Number		0
Lapsed during the fiscal year Number		0
Balance at end of the end fiscal year Number		589,955		0	[1]
Vested and exercisable at end of the fiscal year Number		89,954

[1]	The weighted average share price on the exercising date during the financial year 2024 is $0.285.
[2]	The change during the year represents derecognition due to the cessation of the director.